NATURE OF OPERATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATION

NOTE 1. NATURE OF OPERATION

On June 19, 2018, Harmony Energy Technologies Corporation (“Harmony” or “Company”) was registered under the General Corporation Law of the State of Delaware, USA. Harmony’s registered office is located at 2711 Centerville Road, Suite 400, Wilmington, Delaware, USA 19808. The Company’s common shares have not listed or quoted on any market at this moment.

On January 14, 2019, the Company completed the acquisition of the energy business which was spun out from Golden Share Resources Corporation (“Golden Share”). In exchange, the Company issued 3,862,079 common shares (“Harmony Shares”) to Golden Share, which was distributed to Golden Share’s shareholders on the basis of one Harmony Share for each 10 Golden Share common shares held as of the close of business on January 3, 2019.

On September 1, 2020, the Company completed the acquisition of Shenzhen Smarten Technology Co., Ltd. (“Smarten”).

NOTE 1. NATURE OF OPERATION

On June 19, 2018, Harmony Energy Technologies Corporation (“Harmony” or “Company”) was registered under the General Corporation Law of the State of Delaware, USA. Harmony’s registered office is located at 2711 Centerville Road, Suite 400, Wilmington, Delaware, USA 19808. The Company’s common shares have not listed or quoted on any market at this moment.

On January 14, 2019, the Company completed the acquisition of the energy business which was spun out from Golden Share Resources Corporation (“Golden Share”). In exchange, the Company issued 3,862,079 common shares (“Harmony Shares”) to Golden Share, which was distributed to Golden Share’s shareholders on the basis of one Harmony Share for each 10 Golden Share common shares held as of the close of business on January 3, 2019.

On September 1, 2020, the Company completed the acquisition of Shenzhen Smarten Technology Co., Ltd. (“SmartenCo”).